Basis of Preparation	12 Months Ended
Mar. 31, 2026
Corporate information and statement of IFRS compliance [abstract]
Basis of Preparation
Statement of compliance
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
These consolidated financial statements were approved and authorized for issue by the Board of Directors (the “Board”) on June 10, 2026.
Basis of measurement
These consolidated financial statements have been prepared under the historical cost basis except for :
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